UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (2,890,362)	$ (2,605,349)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense and amortization of intangible assets	533	30,896
Amortization of right-of-use assets	19,860	36,835
Stock-based compensation and service expense	52,160	2,270,015
Credit loss provision		18,073
Loss on settlement of payables - related parties	257,558
Gain related to short-term investments	(270,150)
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable	1,074,596	11,423
Security deposit	(3,439)
Interest receivable	(346,567)	(78,000)
Other assets	(155,039)	397
Taxes payable	(62,422)	(4,086)
Salary payable	111,146	91,969
Refund liability.	212,507
Accrued liabilities and other payables	(710,846)	518,567
Due to related parties		3,611
Interest payable - non-current portion	13,757
Operating lease liabilities	(21,839)	(36,141)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(2,718,547)	258,210
Net Cash Provided by (Used in) Investing Activities [Abstract]
Cash acquired on acquisition		77,893
Proceeds from sale of short-term investments		27,336,938
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(10,693,123)	27,414,831
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from loan payable	1,082,808
Repayments of loan payable	(137,561)
Proceeds from related parties' borrowings	141,912	93,794
Repayments of related parties' borrowings	(73,573)	(35,807)
Proceeds from equity offering	12,309,916
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,323,502	57,987
EFFECT OF EXCHANGE RATE ON CASH AND RESTRICTED CASH	(15,081)	(269,071)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH	(103,249)	27,461,957
CASH AND RESTRICTED CASH - beginning of period	996,237	695,075
CASH AND RESTRICTED CASH - end of period	892,988	28,157,032
Supplemental Cash Flow Information [Abstract]
Income taxes		1,423
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Payments made by related parties on the Company's behalf	45,030	75,333
Accrued purchase price related to acquisition		1,875,002
Related party payables settled in shares	2,209,575
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash at beginning of period	297,288	2,383
Restricted cash at beginning of period	698,949	692,692
CASH AND RESTRICTED CASH - beginning of period	996,237	695,075
Cash at end of period	196,883	27,456,502
Restricted cash at end of period	696,105	700,530
CASH AND RESTRICTED CASH - end of period	892,988	$ 28,157,032
Related parties
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in note receivable	(230,633)
Proceeds from repayment of note receivable	1,424,693
Nonrelated parties
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in note receivable	(12,024,744)
Proceeds from repayment of note receivable	$ 137,561